Share-Based Compensation - Schedule of Activities of the Restricted Shares (Details) - Restricted Stock [Member]	6 Months Ended
Mar. 31, 2025 $ / shares shares
Schedule of Restricted Shares [Line Items]
Number of nonvested restricted shares, Unvested Beginning balance
Number of nonvested restricted shares, Unvested Ending balance	500,000
Weighted average FV per ordinary share on the grant date, Unvested Ending balance (in Dollars per share) | $ / shares	$ 0.51
Number of nonvested restricted shares, Granted	500,000
Weighted average FV per ordinary share on the grant date, Granted (in Dollars per share) | $ / shares	$ 0.51
Number of nonvested restricted shares, Vested